PGIM S&P 500 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 102.3%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $103,763)(wb)	103,763	$103,763
Options Purchased*~ 101.2%
(cost $8,894,784)		9,328,032

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3% (cost $8,998,547)		9,431,795
Options Written*~ (2.3)%
(premiums received $291,461)		(215,180)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,707,086)		9,216,615
Liabilities in excess of other assets(z) (0.0)%		(2,114)

Net Assets 100.0%		$9,214,501

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86		147		15	$9,170,595
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08		147		15	157,437
Total Options Purchased (cost $8,894,784)								$9,328,032
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$667.19		147		15	$(150,281)
SPDR S&P 500 ETF Trust	Put	12/31/25	$515.75		147		15	(64,899)
Total Options Written (premiums received $291,461)								$(215,180)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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